Accrued Expenses and Other Payable	12 Months Ended
Mar. 31, 2020
Payables and Accruals [Abstract]
Accrued Expenses and Other Payable

Note 9 - Accrued Expenses and Other Payable

As of March 31, 2020 and 2019, accrued expenses and other payable consisted of the following:

	As of March 31,
	2020	2019

Accrued payroll	$52,218	$61,095
Other payable	276,475	47,220
	$328,693	$108,315